Consolidated Statements of Cash Flows $ in Thousands, CAD in Millions	12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
Operating activities
Net income	$ 3,655	$ 1,417
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes	282	112
Unrealized gain on forward contracts	(83)	(737)
Non-cash gain on US$ 6.25% Convertible Debentures conversion feature	(231)	(714)
Unrealized foreign currency loss	79	431
Amortization of deferred financing costs	1,866	1,642
Non-cash stock compensation	4,170	3,942
Equity in net income from unconsolidated investment	(58)
Gain on Bargain purchase of businesses acquired, net of tax		(2,762)
Gain on disposal of fixed assets	(1,036)	(532)
Depreciation and depletion expense	47,757	46,444
Amortization expense	3,374	3,573
Changes in current assets and liabilities:
Accounts receivable	(11,879)	(3,163)
Prepaid expenses, inventory and other current assets	3,576	(9,545)
Accounts payable	673	(60)
Accrued expenses and other current liabilities	(4,177)	3,853
Changes in other assets and liabilities	1,751	2,509
Net cash provided by operating activities	49,719	46,410
Investing activities
Business acquisitions, net of cash acquired	(391)	(22,756)
Equity investment	(1,718)
Payments on seller debt	(200)
Purchases of property and equipment	(33,470)	(37,794)
Proceeds on sale of equipment	2,081	1,153
Net cash used in investing activities	(33,698)	(59,397)
Financing activities
Offering of common shares, net of expenses	65,743
Redemption of Cdn$ 6.75% Convertible Debentures	(40,083)
Redemption of Class B Series Two and Three common shares	(2,014)	(1,266)
Repurchase of common stock	(848)
Financing fees	(618)	(3,559)
Cdn$ 6.25% Convertible Debenture Offering		71,442
Common stock dividends	(33,657)	(34,147)
Borrowings on credit facility	181,505	164,150
Payments on credit facility	(190,448)	(179,712)
Net cash (used in) provided by financing activities	(20,420)	16,908
Effect of exchange rate changes on cash	(1,126)	8
Net (decrease) increase in cash and cash equivalents	(5,525)	3,929
Cash and cash equivalents at beginning of period	10,858	6,929
Cash and cash equivalents at end of period	5,333	10,858
Supplemental information
Cash paid for interest	15,586	14,762
Cash paid for income taxes	$ 1,082	$ 1,594